Organization	12 Months Ended
Dec. 31, 2014
Organization
Organization

1. Organization

Landmark Infrastructure Partners, LP (the “Partnership”) was formed on July 28, 2014 by Landmark Dividend LLC (“Landmark” or “Sponsor”) as a master limited partnership organized in the state of Delaware. On November 19, 2014, the Partnership completed its initial public offering (the “IPO”) of 2,750,000 common units representing limited partner interest (including 100,000 common units issued pursuant to the partial exercise of the underwriters’ option to purchase additional common units). In addition, Landmark purchased from the Partnership an additional 2,066,995 subordinated units for cash at the IPO price of our common units.

On March 4, 2015, April 8, 2015, July 21, 2015, August 18, 2015 and September 21, 2015, the Partnership, completed its acquisition of 81,  73,  100,  193 and 65 tenant sites and related real property interests from the Sponsor and affiliates in exchange for total consideration of $25.2 million, $22.1 million, $35.7 million, $66.4 million and $20.3 million, respectively. These acquisitions described above are collectively referred to as the “Acquisitions,” and the acquired assets in the Acquisitions are collectively referred to as the “Acquired Assets.” The Acquisitions are deemed to be transactions between entities under common control, which, under applicable accounting guidelines, requires the assets and liabilities to be transferred at the historical cost of the parent of the entities, with prior periods retroactively adjusted to furnish comparative information. See Note 3, Acquisitions for additional information.

References in this report to "Landmark Infrastructure Partners LP," the "partnership," "we," "our," "us," or like terms for time periods prior to our IPO, refer to our predecessor for accounting purposes (our “Predecessor”). The Partnership succeeded our Predecessor, which includes substantially all the assets and liabilities that were contributed to us in connection with our IPO by Landmark Dividend Growth Fund-A LLC (“Fund A”) and Landmark Dividend Growth Fund-D LLC (“Fund D” and together with Fund A, the “Contributing Landmark Funds”), two investment funds formerly managed by Landmark Dividend LLC (“Landmark”).  Our Predecessor includes the results of such assets during any period they were previously owned by Landmark or any of its affiliates. The operations of the Acquired Assets prior to the acquisition dates, are also included in the operations of our Predecessor.  For time periods subsequent to the IPO, references in this report to "Landmark Infrastructure Partners LP," "our partnership," "we," "our," "us," or like terms refer to Landmark Infrastructure Partners LP.

The Partnership was formed to own a portfolio of real property interests that are leased to companies in the wireless communication, outdoor advertising and renewable power generation industries. In addition, the Partnership also own certain interests in receivables associated with similar assets. Concurrently with the IPO, the Partnership completed its formation transactions, pursuant to which it acquired, through a series of transactions, substantially all of the assets and liabilities of the Contributing Landmark Funds. The formation transactions consisted of the following:

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the contribution by Fund A and Fund D to us of substantially all of their assets and liabilities, including their obligations under their secured debt facilities, in exchange for, in the aggregate, 1,952,665 common units, 1,068,114 subordinated units and cash, all of which has been distributed to their respective members, including Landmark, as part of each fund’s liquidation;

•	the purchase by Landmark from us of an additional 2,066,995 subordinated units for cash at the initial public offering price of our common units;
•	our issuance of all the incentive distribution rights to our general partner, which also retained a non‑economic general partner interest in us;
•	our issuance of 2,750,000 common units to the public in the IPO, representing a 35.1% limited partner interest in us;
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the assumption of the secured debt facilities from Fund A and Fund D, the amendment and restatement of such facilities as a new $190.0 million secured revolving credit facility, and the reduction in the outstanding principal amount in respect of such facilities from $94.2 million to $75.0 million;

•	our entry into an omnibus agreement with Landmark and each of the Remaining Landmark Funds; and
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the adjustment to the basis of certain contributed assets and liabilities to Landmark’s basis, which reflects the change in control of Landmark which occurred in December 2012, as a result of accounting for the formation transactions as a reorganization of entities under common control pursuant to Accounting Standards Codification (“ASC”) 805, Business Combinations (ASC 805).

On December 21, 2012, (“Acquisition Date”) a change in control occurred due to the acquisition of a controlling interest of the Sponsor. The Sponsor applied provisions of ASC 805 to record the assets acquired and liabilities assumed at the Sponsor at fair value on the Acquisition Date. At the Acquisition Date, the Contributing Landmark Funds had a material unrelated non‑controlling equity interest that did not promote the acquisition of the controlling interest of the Sponsor. Accordingly, push down accounting was not applied to the Contributing Landmark Funds. Therefore, the historical cost basis of the assets and liabilities as of the Acquisition Date of the Sponsor are different from the historical cost basis of the Contributing Landmark Funds even though all entities are under common control. Since the Sponsor continues to control the Partnership subsequent to the transaction, in accordance with ASC 805, the IPO and formation transactions were treated as a reorganization of entities under common control. Accordingly, in connection with the formation transactions the purchase accounting associated with the December 2012 change in control of Landmark was pushed down to us for all periods presented, resulting in a higher cost basis in the assets than previously reflected in the historical financial statements of Contributing Landmark Funds as presented in the registration statement for the IPO.

Our operations are managed by the board of directors and executive officers of Landmark Infrastructure Partners GP LLC, our general partner. As of December 31, 2014, Landmark and its affiliates own (a) our general partner; (b) a 40% subordinated unit interest in us and; (c) all of the incentive distribution rights.